Corporate transactions - Discontinued US operations held for distribution (Details) - USD ($) $ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	[4]
Income statement
Gross premiums earned		$ 11,521	$ 10,950
Outward reinsurance premiums		(898)	46
Earned premiums, net of reinsurance		10,623	10,996
Total revenue, net of reinsurance		11,692	15,503
Benefits and claims, net of reinsurance		(7,748)	(11,728)
Acquisition costs and other expenditure		(2,402)	(2,823)
Loss attaching to corporate transactions		(56)
Total charges, net of reinsurance		(10,370)	(14,704)
Profit (loss) before tax	[1]	1,501	932
Loss for the period	[2]	(5,707)	(88)	[3]
Attributable to:
Equity holders of the Company		(5,073)	(88)
Non-controlling interests from continuing operations		(634)
Total comprehensive income
Loss for the period	[2]	(5,707)	(88)	[3]
Other comprehensive (loss) income
Total items that may be reclassified subsequently to profit or loss		(163)	(201)	[3]
Total comprehensive (loss) income for the period from discontinued US operations		(6,574)	(110)	[3],[4]
Attributable to:
Equity holders of the Company		(5,844)	(110)	[3]
Non-controlling interests from continuing operations		(730)
Assets
Deferred acquisition costs and other intangible assets		6,525
Reinsurers' share of insurance contract liabilities		9,891
Cash and cash equivalents		6,295	5,891
Total assets		525,121
Equity
Shareholders' equity		15,713
Non-controlling interests		510
Total equity		16,223	19,307	[4]	$ 22,119	$ 19,669
Liabilities
Derivative liabilities		412
Total liabilities		508,898
Total equity and liabilities		525,121
Financial assets (liabilities) carried at amortised cost		(5,425)			(5,329)
Assets and liabilities at amortised cost for which fair value is disclosed
Liabilities
Financial assets (liabilities) carried at amortised cost		$ (5,680)			(5,884)
Discontinued US operations
Discontinued operations
Proportion of voting interest to be retained after disposal		19.90%
Proportion of economic interest to be retained after disposal		19.70%
Period of time for monetisation of investment after demerger		12 months
Loss on remeasurement to fair value attributable to Group		$ (6,674)
Loss on remeasurement to fair value attributable to non-controlling interest		$ (833)
Economic interest held by parent		88.90%
Increase in loss on remeasurement to fair value, if bottom valuation selected		$ (500)
Increase in loss on remeasurement to fair value attributable to Group, if bottom valuation selected		(445)
Income statement
Gross premiums earned		9,969	8,892
Outward reinsurance premiums		(187)	(30,195)
Earned premiums, net of reinsurance		9,782	(21,303)
Investment return and other income		25,597	(247)
Total revenue, net of reinsurance		35,379	(21,550)
Benefits and claims, net of reinsurance		(32,025)	21,583
Acquisition costs and other expenditure		(1,133)	(236)
Loss attaching to corporate transactions		(51)
Total charges, net of reinsurance		(33,209)	21,347
Profit (loss) before tax		2,170	(203)
Tax (charge) credit		(370)	115
Profit (loss) after tax		1,800	(88)
Re-measurement to fair value		(7,507)
Loss for the period		(5,707)	(88)
Attributable to:
Equity holders of the Company		(5,073)	(88)
Non-controlling interests from continuing operations		(634)
Intragroup revenue from continuing operations included within total revenue		19	17
Total comprehensive income
Loss for the period		(5,707)	(88)
Other comprehensive (loss) income
Valuation movements on available-for-sale debt securities in the period		(1,232)	2,540
Valuation movements on available-for-sale debt securities recycled to profit or loss		25	(2,817)
Total valuation movements on available-for-sale debt securities		(1,207)	(277)
Related change in amortisation of DAC		99	248
Related tax		241	7
Total items that may be reclassified subsequently to profit or loss		(867)	(22)
Total comprehensive (loss) income for the period from discontinued US operations		(6,574)	(110)
Attributable to:
Equity holders of the Company		(5,844)	$ (110)
Non-controlling interests from continuing operations		(730)
Assets
Deferred acquisition costs and other intangible assets		13,836			13,881
Reinsurers' share of insurance contract liabilities		34,263			35,232
Separate account assets		239,806			219,062
Other financial investments		48,929			52,745
Other assets		4,975			5,939
Cash and cash equivalents		1,161			1,621
Adjustment for remeasurement of the carrying value of the business to fair value		(7,210)
Total assets		335,760			328,480
Equity
Shareholders' equity		2,667			8,511
Non-controlling interests		333			1,063
Total equity		3,000			9,574
Liabilities
Policyholder liabilities		311,947			296,513
Other liabilities		20,761			22,350
Derivative liabilities		52			43
Total liabilities		332,760			318,906
Total equity and liabilities		335,760			328,480
Financial assets (liabilities) carried at amortised cost		(4,057)			(5,497)
Discontinued US operations | Property, plant and equipment
Income statement
Re-measurement to fair value		$ (297)
Discontinued US operations | Athene
Income statement
Outward reinsurance premiums					(30,200)
Discontinued US operations | Maximum
Discontinued operations
Proportion of interest to be retained after monetisation of investment		10.00%
Discontinued US operations | Assets and liabilities at amortised cost for which fair value is disclosed
Liabilities
Financial assets (liabilities) carried at amortised cost		$ (4,061)			$ (5,516)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Loss from discontinued US operations represents the aggregate of the post-tax results during the period and the remeasurement adjustment to the carrying value of the business to reflect its classification as held for distribution in half year 2021. The 2020 comparative results have been re-presented from those previously published accordingly (as described in note A1).
[3]	The 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[4]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).